FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Netting of Financial Assets (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Effects of offsetting on the balance sheet
Gross amounts			$ 7,596,090
Gross amounts set off in the balance sheet			(5,634,969)
Net amounts presented in the balance sheet			$ 1,961,121
Derivative Asset, Statement of Financial Position [Extensible Enumeration]			Receivables from Clearing Organizations
Related amounts not offset
Net amount			$ 1,961,121
Amounts due from clearing organizations
Effects of offsetting on the balance sheet
Gross amounts	$ 5,741,976	$ 10,857,308	7,596,090
Gross amounts set off in the balance sheet	(4,140,950)	(8,941,436)	(5,634,969)
Net amounts presented in the balance sheet	$ 1,601,026	$ 1,915,872	$ 1,961,121
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Receivables from Clearing Organizations	Receivables from Clearing Organizations	Receivables from Clearing Organizations
Related amounts not offset
Net amount	$ 1,601,026	$ 1,915,872	$ 1,961,121